U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

December 22, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	The Purisima Funds (the “Trust”) File Nos.: 333-09153 and 811-07737

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, The Purisima Total Return Fund and The Purisima All-Purpose Fund (the “Funds”), the Trust hereby certifies that the forms of the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated December 17, 2010 and filed electronically as Post-Effective Amendment No. 25 to the Company’s Registration Statement on Form N-1A on December 17, 2010.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620.

Sincerely,

/s/Alia Mendez
Alia Mendez, Esq.
for U.S. Bancorp Fund Services, LLC